Receivables and other assets - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Receivables participated in the global factoring programme	$ 588	$ 475
Receivables participated in the letter of credit discounting programme	$ 510	$ 372